Ordinary Shares - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended	13 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2012 Initial Public Offering	Mar. 05, 2012 Initial Public Offering	Mar. 31, 2012 Private Placement	Sep. 30, 2012 Private Placement	Mar. 05, 2012 Private Placement	Apr. 30, 2012 Issuance of Additional Ordinary Shares under the IPO	Sep. 30, 2012 Follow on Offering	Sep. 12, 2012 Follow on Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						13,333,333		714,285			129,600
Per share price							$ 14.00			$ 14.00
Total gross proceeds			$ 300,000	$ 418,097,000		$ 186,667,000		$ 10,000,000			$ 1,814,000	$ 249,909,000
Net proceeds after deducting underwriting discounts and commissions and offering expenses	236,034,000	184,300,000	300,000	422,783,000	300,000	170,486,000					1,577,000	236,034,000
Accrued offering costs					$ 1,478,000				$ 0
Common stock, shares issued	30,584,718		20,000	30,584,718	20,000								16,387,500
Ordinary shares underwriters Over-allotment fully exercised													2,137,500